Investment Properties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
Summary of Investment Properties
(1)	Investment properties as of December 31, 2023 and 2024 are as follows:

		2023
		Acquisition cost	Government grants	Accumulated depreciation	Book value

		In millions of won
Land	￦	172,594	—	—	172,594
Buildings		20,043	(22)	(7,088)	12,933

	￦	192,637	(22)	(7,088)	185,527

		2024
		Acquisition cost	Government grants	Accumulated depreciation	Book value

		In millions of won
Land	￦	210,509	—	—	210,509
Buildings		32,517	(22)	(14,020)	18,475

	￦	243,026	(22)	(14,020)	228,984

Summary of Changes in Investment Properties
(2)	Changes in investment properties for the years ended December 31, 2023 and 2024 are as follows:

		2023
		Beginning balance	Disposal	Depreciation	Others	Ending balance

		In millions of won
Land	￦	194,417	—	—	(21,823)	172,594
Buildings		13,890	—	(494)	(441)	12,955
(Government grants)		(21)	—	1	(2)	(22)

	￦	208,286	—	(493)	(22,266)	185,527

		2024
		Beginning balance	Disposal	Depreciation	Others	Ending balance

		In millions of won
Land	￦	172,594	—	—	37,915	210,509
Buildings		12,955	—	(683)	6,225	18,497
(Government grants)		(22)	—	1	(1)	(22)

	￦	185,527	—	(682)	44,139	228,984

Summary of Income and Expenses Related to Investment Properties
(3)	Income and expenses related to investment properties for the years ended December 31, 2023 and 2024 are as follows:

		2023	2024

		In millions of won
Rental income	￦	10,519	11,594
Operating and maintenance expenses related to rental income		(507)	(716)

	￦	10,012	10,878

Summary of Fair Value of Investment Properties
(4)	Fair value of investment properties as of December 31, 2023 and 2024 are as follows:

		2023		2024

		Book value	Fair value	Book value	Fair value
		In millions of won
Land	￦	172,594	258,478	210,509	337,379
Buildings		12,933	13,437	18,475	19,094

	￦	185,527	271,915	228,984	356,473